Retirement And Pension Plans (Schedule Of Changes In Benefit Obligations) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations at beginning of year	¥ 165,637		¥ 168,974
Service cost	6,584		6,117		5,933
Interest cost	3,589		3,315		3,646
Actuarial loss (gain)	11,979		(831)
Addition from acquisition	5,464
Foreign currency exchange rate changes	(448)		(363)
Benefit obligations at end of year	180,868		165,637		168,974
Accumulated benefit obligations at March 31	178,525		164,942
Discount rate	2.20%	[1]	2.60%	[1]
Lump-Sum Payments [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(7,444)		(7,226)
Annuity Payments [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	¥ (4,493)		¥ (4,349)

[1]	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.